Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Stock-Based Compensation

E) Total Stock-Based Compensation

For the years ended December 31,	2020	2019	2018
Net Settlement Rights	11	9	6
Performance Share Units	19	15	(6)
Restricted Share Units	23	34	9
Deferred Share Units	(4)	9	-
Stock-Based Compensation Expense	49	67	9
Stock-Based Compensation Costs Capitalized	16	20	4
	65	87	13

NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:
Risk-Free Interest Rate	1.19%
Expected Dividend Yield	1.77%
Expected Volatility (1)	29.74%
Expected Life (years)	5.00
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

Summary of Units Activity and Related Information

The following tables summarize information related to the NSRs:

For the year ended December 31, 2020	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
Outstanding, Beginning of Year	31,528	22.61
Granted	5,783	11.73
Exercised	(42)	9.48
Forfeited	(416)	23.52
Expired	(6,256)	32.60
Outstanding, End of Year	30,597	18.52

Summary of Options Outstanding and Exercisable by Range of Exercise Price
	Outstanding NSRs			Exercisable NSRs
As at December 31, 2020 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
5.00 to 9.99	2,796	4.2	9.48	1,596	9.48
10.00 to 14.99	12,921	5.2	12.27	4,189	13.53
15.00 to 19.99	2,691	2.3	19.47	2,691	19.47
20.00 to 24.99	3,078	1.1	22.26	3,078	22.26
25.00 to 29.99	8,540	0.1	28.37	8,540	28.37
30.00 to 34.99	571	0.5	32.27	571	32.27
	30,597	2.9	18.52	20,665	21.94

PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the PSUs held by Cenovus employees:

For the year ended December 31, 2020	Number of PSUs (thousands)
Outstanding, Beginning of Year	6,912
Granted	3,846
Vested and Paid Out	(1,223)
Cancelled	(449)
Units in Lieu of Dividends	198
Outstanding, End of Year	9,284

RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the RSUs held by Cenovus employees:

For the year ended December 31, 2020	Number of RSUs (thousands)
Outstanding, Beginning of Year	8,372
Granted	2,686
Vested and Paid Out	(2,606)
Cancelled	(234)
Units in Lieu of Dividends	212
Outstanding, End of Year	8,430

DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

For the year ended December 31, 2020	Number of DSUs (thousands)
Outstanding, Beginning of Year	1,237
Granted to Directors	288
Granted	30
Units in Lieu of Dividends	33
Redeemed	(255)
Outstanding, End of Year	1,333